Statements of Cash Flows (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011
Cash Flows From Operating Activities
Net Income (Loss)	$ (4,020)	$ (4,276)
Adjustments to reconsile net income (loss) to net cash (used in) operations
Changes In Operating assets and liabilities
Increase in current liabilities (accrued expenses)	4,020	4,020
Net cash provided by (used in) operations		(256)
Cash Flows From Investing Activities
Net cash provided by investing activities
Cash Flows From Financing Activities
Common Stock issued for cash		5,000
Common Stock issued for expense		118
Net cash provided by financing activities		4,862
Net increase (decrease)		4,862
Cash beginning of period	4,862
Cash end of period	4,862	4,862
Non Cash Investing and Financing Activities
Common stock issued per court order		118
Supplemental Disclosures of Cash Flow Information
Interest Paid
Income Taxes paid